Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (143,638)	$ (110,969)	$ (554,010)	$ 8,897
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	72,015	33,352	194,105	32,585
Stock based compensation	8,562	17,148	68,293	51,625
Change in deferred tax asset			5,743	(44,257)
(Gain) loss on sale of assets	(17,403)	3,418	(17,276)	(77)
Change in fair value contingent consideration	4,396		15,418
Bad debt expense			616
Change in operating assets and liabilities:
Change in operating ROU asset	260,524
Share donation	23,450
Change in operating ROU liability	(260,524)
Accounts and retainage receivable	154,680	(39,654)	(219,501)	(157,164)
Other long term asset	(30,000)
Prepaid expenses and other costs	(2,481)	(4,284)	(2,018)	(420)
Costs in excess of billings	(2,258)	(28,969)	1,067	40,373
Income tax payable		4,066
Accounts payable and accrued expenses	(207,426)	217,910	28,261	(5,128)
Billings in excess of costs	(153,792)	34,354	114,656	3,668
Net cash (used in) provided by operating activities	(293,894)	126,372	(364,646)	(69,898)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(79,912)	(68,628)	(46,690)	(36,943)
Cash acquired in business acquisition			30,408
Proceeds from disposition of property and equipment	72,638	393	67,959	11,969
Security deposits	(6,415)	(14,412)	(26,922)
Net cash (used in) investing activities	(13,689)	(82,647)	24,755	(24,974)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debt	147,500	395,000	395,000
Proceeds from issuance of notes payable		61,062
Net proceeds from line of credit	144,356		27,175
Repayments on long term debt		(351,481)
Payments of related party interest			(48,000)
Repayments on capital leases	(9,985)	(16,619)	(51,048)
Repayments on notes payable	(8,382)	(14,113)	(47,684)
Proceeds related to stock option exercises			1,000	1,000
Net cash provided by financing activities	273,489	73,849	276,443	1,000
Net increase (decrease) in cash and cash equivalents	(34,094)	117,574	(63,448)	(93,872)
Effect of foreign currency translation on cash	3,399	18,704	(33,118)	11,705
Cash and cash equivalents -beginning	359,134	455,700	455,700	537,867
Cash and cash equivalents - ending	328,439	591,978	359,134	455,700
Supplemental disclosure of non-cash investing and financing activities
Common stock issued for acquisition of business		1,177,779	1,177,779
Fair value of net assets acquired in business combination		2,056,344	2,056,344
Beneficial conversion feature	$ 190,000	$ 2,214	$ 365,878